Loss per share - Anti Dilutive (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares issuable upon exercise of restricted share units
Loss per share
Antidilutive securities excluded from calculation of diluted net loss per share (in shares)	64,633,894	93,011,731	86,027,076
Series Pre-A preferred shares
Loss per share
Antidilutive securities excluded from calculation of diluted net loss per share (in shares)		126,470,585	126,470,585
Series A Preferred Shares
Loss per share
Antidilutive securities excluded from calculation of diluted net loss per share (in shares)		139,375,669